Stock option plan (Details) - R$ / shares shares in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Stock Option Plan
Number of options, beginning		25	15
Weighted average exercise price beginning		R$ 93.26	R$ 14.83
Options Granted			10
Weighted average exercise price granted			R$ 220.38
Options Forfeited	[1]	(10)
Weighted average exercise price Forfeited	[1]	R$ 186.92
Options Exercised	[2]	(5)
Weighted average exercise price Exercised	[2]	R$ 54.57
Number of options, ending		10	25
Weighted average exercise price ending		R$ 25.19	R$ 93.26

[1]	This represents options held by participants who left the Group and did not exercise the options already vested, and with no future right to exercise.
[2]	Exercise of vested options by participants in the Stock Option Plan, in accordance with the Plan's predetermined rules. For the period ended December 31, 2022, the Group received R$276 regarding the exercise of 5,063 options.